Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 991	$ 2,708
Accumulated undistributed earnings from a foreign subsidiary	448,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	26,317	19,001	$ 20,655	$ 18,707
Total amount of interest expense and penalties	1,040	430	$ 319
Total amount of accrued interest and penalties	$ 6,368	$ 5,179
Effective Income Tax Rate Reconciliation, Percent	19.10%	6.80%	10.70%
Minimum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	12.00%
Maximum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	21.00%
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 36,823
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2018 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 11,612
Operating loss carryforward expiration year description	carryforward indefinitely
Foreign Tax Authority | Maximum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2037
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,948
Tax credit carryforward expiration year for federal	2041
State and Local Jurisdiction [Member] | Minimum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2022
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,304
Tax credit carryforward expiration year for state	no expiration date in California